Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	6 Months Ended
Jun. 30, 2026
Right-of-use assets [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	Over term of the lease
Furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Tools and machinery [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years